Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2020
Land Use Rights, Net.
Schedule of land use rights, net

	December 31,	December 31,
	2019	2020
Land use rights	216,489	216,489
Less: Accumulated amortization—land use rights	(7,674)	(12,521)
Total land use rights, net	208,815	203,968